CONVERTIBLE NOTES (Details Narrative)		3 Months Ended						6 Months Ended		12 Months Ended
	Mar. 20, 2023 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) Integer	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)	Jul. 16, 2020
Debt Instrument [Line Items]
Proceeds from convertible notes payable									$ 2,376,500	$ 2,376,500
Debt Instrument, Increase, Accrued Interest	$ 96,063
Notes payable		$ 2,900,000						$ 2,900,000
Debt interest rate	8.00%	12.00%						12.00%				3.75%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, face amount issued		$ 2,927,355		$ 192,897		$ 2,050,000	$ 440,217	$ 240,607
Proceeds from convertible notes payable						$ 2,000,000.0	$ 386,500
Debt Instrument, Term				1 year			1 year
Debt weighted average interest rate issuance		12.00%		12.00%		15.10%	18.00%	12.00%	15.10%	12.00%
Debt instrument number of investors | Integer				1						1
Number of promissory notes repaid | Integer				2						2
Long-Term Debt, Gross		$ 192,897						$ 192,897
Debt Instrument, Increase, Accrued Interest								$ 9,893
Stock Issued During Period, Shares, Conversion of Units | shares								302,672
Conversion of shares | shares								229,150
Convertible Notes Payable One [Member]
Debt Instrument [Line Items]
Debt instrument, face amount issued						$ 2,100,000